Short-term investments	12 Months Ended
Dec. 31, 2020
Short-term investments.
Short-term investments

5.    Short-term investments

As of December 31, 2019, the Company’s short-term investments consist of available-for-sale debt securities with maturities of less than one year purchased from commercial banks. As of December 31, 2020, the Company had no short-term investment held.During the years ended December 31, 2018, 2019 and 2020, the Company recorded interest income from short-term investments of RMB11,685,  RMB10,979 and nil in the consolidated statements of comprehensive income, respectively.